Equity	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

16 - EQUITY

Subsequent to the reverse acquisition, the Company had two classes of ordinary shares: Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Holders of Class A ordinary shares are entitled to one vote per Class A ordinary share, and holders of Class B ordinary shares are entitled to 15 votes per Class B ordinary share. At the option of the holder of Class B ordinary shares, each Class B ordinary share is convertible into one Class A ordinary share at any time. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

At the general meeting held on May 29, 2024, the Company’s shareholders approved the Share Consolidation (also referred to as “reverse stock split”), which became effective on May 30, 2024. Upon the effective time of the Share Consolidation, every five Class A ordinary shares of par value US$0.519008 each were consolidated into one Class A ordinary share of par value US$2.59504 each, and every five Class B ordinary shares of par value US$0.519008 each were consolidated into one Class B ordinary share of par value US$2.59504 each. Following the Share Consolidation, the authorized share capital was US$2,231,734,400 divided into 860,000,000 ordinary shares of par value US$2.59504 each, comprising 400,000,000 Class A ordinary shares, and 460,000,000 Class B ordinary shares.

Effective on September, 27, 2024, the par value of Class A ordinary shares and Class B ordinary shares is changed to US$0.0001 each share.

Reverse Stock Split – Effective March 30, 2024, the Company implemented a 1-for-5 reverse stock split.

At the general meeting held on April 25, 2025, our shareholders approved a share consolidation of the issued and unissued class A ordinary shares of a par value of US$0.0001 each and the issued and unissued class B ordinary shares of par value of US$0.0001 each at a ratio of not less than one for five and not more than one for five hundred, with the exact ratio to be set at a whole number within the said range and the exact date to be determined by the board of directors of the Company in its sole discretion within one year after the date of passing the resolutions. On May 13, 2025, the board of directors of the Company approved the 2025 Share Consolidation with immediate effect, whereby every 20 then issued and outstanding class A ordinary shares were consolidated into one Class A ordinary share, par value US$0.002 per share and every 20 then issued and outstanding class B ordinary shares were consolidated into one Class B ordinary share, par value US$0.002 per share. Following the 2025 Share Consolidation, our authorized share capital became US$86,000 divided into 43,000,000 ordinary shares of par value of US$0.002 each in the share capital of the Company, divided into 20,000,000 Class A ordinary share of par value of US$0.002 each and 23,000,000 Class B ordinary share of par value of US$0.002 each.

BaiJiaYun Limited Equity

BJY’s authorized ordinary share capital is 458,694,920 shares of a par value of $0.0001. As of June 30, 2022, 440,693 ordinary shares were issued and outstanding.

In August 2022, BJY issued 312,838 ordinary shares to the existing shareholders of ordinary and preferred shares for no consideration in August 2022.

As mentioned in Note 4, upon the completion of the Merger, each BJY ordinary share that is issued and outstanding immediately prior to the Merger was cancelled in exchange for the right to receive the number of Fuwei newly issued ordinary shares as is equal to one (1) multiplied by the conversion ratio of 0.7807324.

As mentioned in Note 4, upon the completion of the Merger, the equity structure of the combined company reflects the equity structure of Fuwei, and the equity structure of BJY is restated using the conversion ratio to reflect the number of shares of Fuwei issued in the reverse acquisition.

Baijiayun Group Ltd Equity

Class A Ordinary Shares

The Company is authorized to issue 400,000,000 shares of Class A ordinary shares, par value of $2.59504 per share. Upon completion of the Merger, the Company issued 259,361 Class A ordinary shares to shareholders of BJY. At the same time, the outstanding ordinary shares of Fuwei immediately before the completion of the Merger were recapitalized as 32,658 Class A ordinary shares.

In addition, the Company also issued share warrants to subscribe for 179,649 Class A ordinary shares to certain preferred shareholders of BJY in lieu of the share allotment and the shares issuable for the automatic conversion of the convertible redeemable preferred shares upon the completion of the Merger as the required ODI filings had not been completed. The share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company.

During the year ended June 30, 2023, the Company issued 1,278 in connection with the acquisition of non-controlling interest of Beijing Deran (Note 3), and 18,046 Class A ordinary shares in connection with the acquisition of Beijing Hydrogen (Note 4), respectively.

In June 2023, 10,000 Class B ordinary shares was converted into 10,000 Class A ordinary shares of the Company.

From December 2024 to June 2025, 187,201 Classs A Ordinary Shares were issued to the investors of the Convertible Notes upon conversion (see Note 14).

As of June 30, 2025 and 2024, there were 852,088 and 664,887 Class A shares outstanding, respectively, after giving retrospective effects of reverse splits and recapitalization on equity due to reverse acquisition.

Class B Ordinary Shares

The Company is authorized to issue 460,000,000 shares of Class B ordinary shares, par value of $2.59504 per share. Upon completion of the Merger, the Company issued 545,840 Class B ordinary shares, which includes 74,061 Class B ordinary shares, after giving effect of share conversion in relation to the Merger, reserved for 2021 Share Incentive Plan and held by Duo Duo International Limited (“Duo Duo”). Duo Duo is not entitled to rights and benefits as Class B ordinary shareholder in relation to the shares mentioned above, except to exercise shareholder right corresponding to the Company’s instruction from time to time. As such, the 74,061 Class B ordinary shares reserved was not deemed outstanding for accounting purposes.

In June 2023, 10,000 shares was converted into 10,000 shares of the Company.

In July 2023, 163.895 Class B ordinary shares were converted into same number of Class A ordinary shares. The conversion did not cause change of control of the Company.

As of June 30, 2025 and 2024, there were 297,885 and 297,885 shares Class B ordinary shares outstanding, respectively, after giving retroactive effects of recapitalization on equity due to reverse acquisition and reverse stock splits of 1-for-5 in May 2024 and 1-for-20 in July 2025.

Restricted Net Assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries only out of their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the subsidiaries. The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of June 30, 2025 and 2024, the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries set aside statutory reserves amounted to$1,117,828 and $1,117,828, respectively.

As of June 30, 2025 and 2024, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries that are included in the Company’s consolidated net assets, of $66,388,083 and $66,396,340, respectively.